Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Aug. 05, 2021
Warrants (Details) [Line Items]
Warrants or rights outstanding term	5 years	5 years
Share price	$ 10.28	$ 9.91
Derivative asset (in Dollars)	$ 1,296,000	$ 484,000
Derivative liability (in Dollars)	$ 1,616,000	$ 1,616,000
Minimum [Member]
Warrants (Details) [Line Items]
Issued Price	$ 10
Maximum [Member]
Warrants (Details) [Line Items]
Issued Price	$ 18
Forward Purchase Agreement [Member]
Warrants (Details) [Line Items]
Purchase share (in Shares)	1	1
Derivative asset (in Dollars)		$ 484,000
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, outstanding (in Shares)	7,700,000	7,700,000
Class of warrants and rights issued during the period (in Shares)	7,700,000	7,700,000
Public Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, outstanding (in Shares)	12,500,000	12,500,000
Class of warrants and rights issued during the period (in Shares)	12,500,000	12,500,000
Derivative liability (in Dollars)	$ 4,646,000
Forward Purchase Warrants [Member]
Warrants (Details) [Line Items]
Class of warrants and rights issued, price per warrant	$ 10	$ 10
Aggregate amount (in Dollars)	$ 40,000,000	$ 40,000,000
IPO [Member]
Warrants (Details) [Line Items]
Issued Price			$ 10
Class of warrants and rights issued during the period (in Shares)	20,200,000	20,200,000
IPO [Member] | Forward Purchase Warrants [Member]
Warrants (Details) [Line Items]
Class of warrants and rights issued during the period (in Shares)	4,000,000	4,000,000
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Share price		$ 18
Class of warrants, redemption price per unit		$ 0.01
Class of warrants, redemption notice period		30 days
Price per share	$ 18
Class of warrants, exercise price adjustment percentage	100.00%	100.00%
Class A Common Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Share price		$ 18
Class A Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Share price		18
Share Price Equals or Exceeds Eighteen Rupees Per Dollar [Member]
Warrants (Details) [Line Items]
Class of warrants, redemption notice period	30 days
Share Price Equals or Exceeds Eighteen Rupees Per Dollar [Member] | Class A Common Stock [Member]
Warrants (Details) [Line Items]
Share price	$ 18
Class of warrants, redemption price per unit	$ 0.01
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Share Price Equals or Exceeds Eighteen Rupees Per Dollar [Member] | Class A Common Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Share price	$ 18
Share Price Equals or Exceeds USD Ten Per Share [Member]
Warrants (Details) [Line Items]
Share price	10	10
Share Price Equals or Exceeds USD Ten Per Share [Member] | Class A Common Stock [Member]
Warrants (Details) [Line Items]
Share price	10	10
Class of warrants, redemption price per unit	$ 0.1	$ 0.1
Class of warrants, redemption notice period	30 days
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Class of warrants, exercise price adjustment percentage	180.00%	180.00%
Share Price Equals or Exceeds USD Ten Per Share [Member] | Class A Common Stock [Member] | Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Share price	$ 18	$ 18
Share Price Less Than Usd Nine Point Two Per Share [Member]
Warrants (Details) [Line Items]
Share price		$ 9.2
Minimum percentage gross proceeds required from issuance of equity	60.00%	60.00%
Trading day period	20 days
Share Price Less Than Usd Nine Point Two Per Share [Member] | Class A Common Stock [Member]
Warrants (Details) [Line Items]
Share price	$ 9.2	$ 9.2
Percentage of market value	115.00%	115.00%
Business Combination [Member]
Warrants (Details) [Line Items]
Effective issue price	$ 9.2